One Commerce Square
                                        Philadelphia, PA 19103


Delaware Group of Funds
                                                       DELAWARE
                                                       GROUP
                                                       ________


                                                   1933 Act Rule 497(j)
                                                   File No. 2-57791
                                                   1940 Act File No. 811-2715


September 2, 1997


Filed via EDGAR (CIK #0000201670)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 2-57791
     Delaware Group State Tax-Free Income Trust
     (formerly DMC Tax-Free Income Trust - Pennsylvania

Dear Commission:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 39, the most recent post-effective amendment of Delaware Group State Tax-Free Income Trust (formerly DMC Tax-Free Income Trust - Pennsylvania). Post-Effective Amendment No. 39 was transmitted electronically to the Commission on August 29, 1997 under paragraph (b) of Rule 485 under the Securities Act of 1933.



Very truly yours,


/s/David P. O'Connor
David P. O'Connor
Assistant Vice President/
Assistant Secretary/
Senior Counsel